31-Dec-2013
Principal
Payment
0.00

0.00
61,447,306.83
0.00
61,447,306.83
Interest per
Note
Factor
Collection Period No.
22
Collection Period (from... to)
1-Dec-2013
31-Dec-2013
Mercedes-Benz Auto Lease Trust 2012-A
Investor Report
Collection Period Ended
Determination Date
13-Jan-2014
Record Date
14-Jan-2014
Payment Date
15-Jan-2014
Interest Period of the Class A-1 Notes (from... to)
16-Dec-2013
15-Jan-2014 Actual/360 Days
30
Interest Period of the Class A-2, A-3 and A-4 Notes (from... to)
15-Dec-2013
15-Jan-2014
30/360 Days
30
Initial
Beginning
Ending
Principal per $1000
Balance
Balance
Balance
Face Amount
Class A-1 Notes
345,000,000.00
0.00
0.00
0.000000
Class A-2 Notes
495,000,000.00
0.00
0.00
0.000000
Class A-3 Notes
489,000,000.00
231,507,781.56
170,060,474.73
125.659114
Class A-4 Notes
101,264,000.00
101,264,000.00
101,264,000.00
0.000000
Total Note Balance
1,430,264,000.00
332,771,781.56
271,324,474.73
Overcollateralization
267,379,474.41
305,575,825.39
305,575,825.39
Total Securitization Value
1,697,643,474.41
638,347,606.95
576,900,300.12
present value of lease payments
697,529,576.24
103,748,054.31
87,860,830.04
present value of Base Residual Value
1,000,113,898.17
534,599,552.64
489,039,470.08
Amount
Percentage
Interest Rate
Interest Payment
$1000 Face Amount
Payment
Initial Overcollateralization Amount
267,379,474.41
15.75%
Target Overcollateralization Amount
305,575,825.39
18.00%
Class A-1 Notes
0.343780%
0.00
0.000000
0.00
Current Overcollateralization Amount
305,575,825.39
18.00%
Class A-2 Notes
0.660000%
0.00
0.000000
0.00
0.000000
Class A-3 Notes
0.880000%
169,772.37
0.347183
61,617,079.20
126.006297
Class A-4 Notes
1.070000%
90,293.73
0.891667
90,293.73
0.891667
Total
260,066.10
$61,707,372.93
Interest & Principal
Interest & Principal
per $1000 Face Amount
Amounts in USD
Dates
Summary
0.000000

0.000000

0.347772

1.000000
0.000000

Investment Earnings
Total Distribution
Total Available Funds
Distribution Detail
Shortfall
Available Funds
Distributions
Lease Payments Received
16,462,572.71
(1) Total Servicing Fee
260,066.10
Nonrecoverable Advances to the Servicer
Net Sales Proceeds-scheduled terminations
25,827,746.49
(2) Total Trustee Fees (max. $100,000 p.a.)
0.00
(6) Regular Principal Distribution Amount
   Excess wear and tear included in Net Sales Proceeds
35,060.37
(3) Interest Distributable Amount Class A Notes
   Excess mileage included in Net Sales Proceeds
504,429.40
(4) Priority Principal Distribution Amount
0.00
Advances made by the Servicer
0.00
(7) Additional Servicing Fee and Transition Costs
0.00
Subtotal
72,329,211.19
(5) To Reserve Fund to reach the Reserve Fund Required Amount
Repurchase Payments
0.00
Total Servicing Fee
531,956.34
531,956.34
0.00
Total Trustee Fee
0.00
0.00
0.00
Monthly Interest Distributable Amount
260,066.10
260,066.10
0.00
   thereof on Class A-1 Notes
0.00
0.00
0.00
   thereof on Class A-2 Notes
0.00
0.00
0.00
   thereof on Class A-3 Notes
169,772.37
169,772.37
0.00
   thereof on Class A-4 Notes
90,293.73
90,293.73
0.00
Interest Carryover Shortfall Amount
0.00
0.00
0.00
   thereof on Class A-1 Notes
0.00
0.00
0.00
   thereof on Class A-2 Notes
0.00
0.00
0.00
   thereof on Class A-3 Notes
0.00
0.00
0.00
   thereof on Class A-4 Notes
0.00
0.00
0.00
Interest Distributable Amount Class A Notes
260,066.10
260,066.10
0.00
Priority Principal Distribution Amount
0.00
0.00
0.00
Regular Principal Distribution Amount
61,447,306.83
61,447,306.83
0.00
Principal Distribution Amount
61,447,306.83
61,447,306.83
0.00
531,956.34
Net Sales Proceeds-early terminations (including Defaulted Leases)
30,038,891.99
0.00
72,330,192.86
Amount Due
0.00

0.00
61,447,306.83
(9) Excess Collections to Certificateholders
(8) Total Trustee Fees [not previously paid under (2)]
0.00
10,090,863.59
72,330,192.86
981.67
Total Available Collections
72,330,192.86
Reserve Account Draw Amount

Notice to Investors
115.52
Reserve Fund
Reserve Fund Required Amount
8,488,217.37
Reserve Fund Amount - Beginning Balance
8,488,217.37
0.00
Reserve Fund Amount - Ending Balance
8,488,217.37
Reserve Fund Deficiency
0.00
   plus top up Reserve Fund up to the Required Amount
0.00
   plus Net Investment Earnings for the Collection Period
115.52
   minus Net Investment Earnings
Pool Statistics
Investment Earnings
Net Investment Earnings on the Reserve Fund
115.52
Net Investment Earnings on the Exchange Note

  Collection Account
866.15
Investment Earnings for the Collection Period
981.67
Pool Data
Amount
Number of Leases
Cutoff Date Securitization Value
1,697,643,474.41
45,053
Securitization Value beginning of Collection Period
638,347,606.95
21,926
Principal portion of lease payments
12,214,271.88
Terminations- Early
26,360,868.91
Terminations- Scheduled
21,518,001.03
Repurchase Payment (excluding interest)
0.00
Gross Losses
1,354,165.01
Securitization Value end of Collection Period
576,900,300.12
20,098
Pool Factor
33.98%
As of Cutoff Date
Current
Weighted Average Securitization Rate
6.66%
6.60%
Weighted Average Remaining Term (months)
25.04
8.22
Weighted Average Seasoning (months)
12.37
30.49
Aggregate Base Residual Value
1,139,551,610.25
509,086,483.70
Cumulative Turn-in Ratio
82.66%
Proportion of base prepayment assumption realized life to date
53.62%
Actual lifetime prepayment speed
0.53%
Reserve Fund and Investment Earnings
   minus Reserve Fund Draw Amount

Delinquency Profile *
Amount **
Number of Leases
Percentage
Current
573,664,465.10
19,997
99.44%
31-60 Days Delinquent
2,049,445.09
63
0.36%
61-90 Days Delinquent
967,720.75
30
0.17%
91-120 Days Delinquent
218,669.18
8
0.04%
Total
576,900,300.12
20,098
100.00%
*A lease is not considered delinquent if the amount past due is less than 10% of the payment due under such lease
**Based on the actual Securitization Value of the respective leases
Credit Loss
Current
Securitization Value of Defaulted Leases BOP
661,488.51
Less Liquidation Proceeds
423,235.72
Less Recoveries
157,147.51
Current Net Credit Loss / (Gain)
81,105.28
Cumulative Net Credit Loss / (Gain)
(2,103,092.89)
Cumulative Net Credit Loss / (Gain) as % of Cutoff Date

   Securitization Value
(0.124%)
Residual Loss
Current
Securitization Value of Liquidated Leases BOP
48,571,546.44
Less sales proceeds and other payments received during

   Collection Period
56,195,073.95
Current Residual Loss / (Gain)
(7,623,527.51)
Cumulative Residual Loss / (Gain)
(122,578,424.06)
Cumulative Residual Loss / (Gain) as % of Cut-off Date

   Securitization Value
(7.221%)